Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2017
Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk
Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk

(19) Financial Instruments with Off‑Statement of Condition Risk and Concentrations of Credit Risk

In the normal course of business, the bank subsidiaries are party to financial instruments with off‑statement of condition risk to meet the financing needs of their customers. These financial instruments include commitments to their customers. These financial instruments involve, to varying degrees, elements of credit risk in excess of the amounts recognized in the consolidated statement of condition. The contract amounts of these instruments reflect the extent of involvement the bank subsidiaries have in particular classes of financial instruments. At December 31, 2017, the following financial amounts of instruments, whose contract amounts represent credit risks, were outstanding:

Commitments to extend credit	$2,795,137,000
Credit card lines	20,643,000
Standby letters of credit	95,402,000
Commercial letters of credit	4,145,000

The Company enters into a standby letter of credit to guarantee performance of a customer to a third party. These guarantees are primarily issued to support public and private borrowing arrangements. The credit risk involved is represented by the contractual amounts of those instruments. Under the standby letters of credit, the Company is required to make payments to the beneficiary of the letters of credit upon request by the beneficiary so long as all performance criteria have been met. At December 31, 2017, the maximum potential amount of future payments is approximately $95,402,000. At December 31, 2017, the fair value of these guarantees is not significant. Unsecured letters of credit totaled approximately $35,409,000 and $40,738,000 at December 31, 2017 and 2016, respectively.

The Company enters into commercial letters of credit on behalf of its customers which authorize a third party to draw drafts on the Company up to a stipulated amount and with specific terms and conditions. A commercial letter of credit is a conditional commitment on the part of the Company to provide payment on drafts drawn in accordance with the terms of the commercial letter of credit.

The bank subsidiaries’ exposure to credit loss in the event of nonperformance by the other party to the above financial instruments is represented by the contractual amounts of the instruments. The bank subsidiaries use the same credit policies in making commitments and conditional obligations as they do for on‑statement of condition instruments. The bank subsidiaries control the credit risk of these transactions through credit approvals, limits and monitoring procedures. Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates normally less than one year or other termination clauses and may require the payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The bank subsidiaries evaluate each customer’s credit‑worthiness on a case‑by‑case basis. The amount of collateral obtained, if deemed necessary by the subsidiary banks upon extension of credit, is based on management’s credit evaluation of the customer. Collateral held varies, but may include residential and commercial real estate, bank certificates of deposit, accounts receivable and inventory.

The bank subsidiaries make commercial, real estate and consumer loans to customers principally located in South, Central and Southeast Texas and the State of Oklahoma. Although the loan portfolio is diversified, a substantial portion of its debtors’ ability to honor their contracts is dependent upon the economic conditions in these areas, especially in the real estate and commercial business sectors.